FAIR VALUE MEASUREMENTS (Details Textual) (USD $)							9 Months Ended					9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Impaired Loans [Member]	Dec. 31, 2012 Impaired Loans [Member]	Dec. 31, 2011 Impaired Loans [Member]	Sep. 30, 2013 Impaired Loans [Member] Minimum [Member]	Sep. 30, 2013 Impaired Loans [Member] Maximum [Member]	Sep. 30, 2013 Foreclosed Real Estate [Member]	Dec. 31, 2012 Foreclosed Real Estate [Member]	Dec. 31, 2011 Foreclosed Real Estate [Member]	Sep. 30, 2013 Foreclosed Real Estate [Member] Minimum [Member]	Sep. 30, 2013 Foreclosed Real Estate [Member] Maximum [Member]	Dec. 31, 2012 Fair Value [Member] Minimum [Member]	Dec. 31, 2012 Fair Value [Member] Maximum [Member]
Fair Value Inputs, Discount Rate							6.00%	50.00%				6.00%	42.00%
Impaired Loans Receivable	$ 19,700,000	$ 19,700,000	$ 24,800,000
Assets, Fair Value Disclosure, Nonrecurring	12,537,000	10,937,000	16,384,000	10,373,000	8,104,000	13,353,000			2,164,000	2,833,000	3,031,000
Impaired Loans Required for Specific Reserves	7,100,000	6,000,000	9,600,000
Impaired Loans Specific Reserves	604,000	909,000	1,500,000
Other Impaired Loans Without Specific Reserves	$ 3,900,000	$ 3,000,000	$ 5,300,000
Percentage Of Discount From Impaired Loans														6.00%	55.00%
Percentage Of Discount From Foreclosed Real Estate														16.00%	20.00%